FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
FINANCIAL STATEMENT DETAILS
NOTE 14—FINANCIAL STATEMENT DETAILS
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet to the total amounts shown in the statement of cash flows:

	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022
	(In thousands)
Cash and cash equivalents	$941,311	$1,363,548	$915,376	$1,077,466
Restricted cash included in other current assets	—	7,195	7,119	—
Restricted cash included in other non-current assets	7,861	—	—	6,640
Cash, cash equivalents, and restricted cash included in current assets of discontinued operations	37,659	436,401	383,489	341,089
Restricted cash included in other non-current assets of discontinued operations	—	111	257	874
Total cash and cash equivalents and restricted cash as shown on the statement of cash flows	$986,831	$1,807,255	$1,306,241	$1,426,069
Restricted cash in all periods presented principally consists of cash held in escrow related to the IPC Plan at People Inc.
Credit Losses
The following table presents the changes in the allowance for credit losses:

	Year Ended December 31,
	2025	2024
	(In thousands)
Balance at January 1	$6,677	$6,398
Current period provision for credit losses	7,486	4,687
Write-offs charged against the allowance	(5,546)	(4,612)
Recoveries collected	90	46
Other	—	158
Balance at December 31	$8,707	$6,677
Other current assets

	December 31,
	2025	2024
	(In thousands)
Prepaid expenses	$24,946	$28,089
Other	72,967	77,530
Other current assets	$97,913	$105,619

Buildings, land, equipment, leasehold improvements and capitalized software, net

	December 31,
	2025	2024
	(In thousands)
Buildings	$165,948	$165,700
Equipment (including furniture)	110,967	122,614
Leasehold improvements	75,290	77,915
Capitalized software	29,003	21,671
Land	86,045	86,045
Projects in progress	6,745	5,839
Total gross carrying amount	473,998	479,784
Accumulated depreciation and amortization	(189,604)	(169,600)
Buildings, land, equipment, leasehold improvements and capitalized software, net	$284,394	$310,184

Accrued expenses and other current liabilities

	December 31,
	2025	2024
	(In thousands)
Accrued employee compensation and benefits	$120,494	$134,093
Customer deposit liability	107,608	118,464
Other	163,266	169,752
Accrued expenses and other current liabilities	$391,368	$422,309
Other income, net

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Interest income	$46,203	$66,413	$53,601
Loss related to the allocation of a disputed gain on a real estate transaction(a)	(19,189)	—	—
Net (downward) upward adjustments to the carrying value of equity securities without readily determinable fair values and net gains (losses) on sales of investments and businesses (including unrealized losses on investments)(b)(c)	(17,675)	10,373	(17,988)
People Inc. Credit Agreement amendment costs(d)	(573)	(3,453)	—
Increase in the estimated fair value of a warrant	—	20,393	2,832
Other	7,370	4,501	7,780
Other income, net	$16,136	$98,227	$46,225
_____________________
(b)    See “Note 15—Contingencies” for additional information.
(b)     Includes downward and upward adjustments to the carrying value of equity securities without readily determinable fair values. For the years ended December 31, 2025, 2024 and 2023, the Company recorded net downward adjustments of $29.2 million, $32.3 million and $20.2 million, respectively.
(c)    The year ended December 31, 2024, includes a pre-tax gain of $29.2 million on the sale of assets of Mosaic Group, which was included within Emerging & Other, and was accounted for as a sale of a business.
(d)     The year ended December 31, 2025 amount represents third-party fees incurred in connection with Amendment No.2, the Indenture and Amendment No. 3, and the year ended December 31, 2024 amount represents third-party fees incurred in connection with Amendment No.1. See “Note 6—Long-term debt” for additional information.
Supplemental Disclosure of Cash Flow Information

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Cash paid during the year for interest, net(f)	$115,584	$131,235	$136,797
(f)     The years ended December 31, 2025, 2024 and 2023 include receipts of $1.7 million, $5.0 million and $3.2 million, respectively, related to the Interest Rate Swaps.